Technology and content expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Technology and content expense	$ 8,722	$ 10,695	$ 17,831	$ 21,878
Technology and content expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff Costs	3,112	4,660	6,961	9,828
Technology license and maintenance expenses	5,610	6,035	10,870	12,050
Technology and content expense	$ 8,722	$ 10,695	$ 17,831	$ 21,878
Percentual decrease in expenses (as a percent)			18.50%